Restatement of Previously Issued Consolidated Financial Statements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) from continuing operations	$ (3,058)	$ (229)	$ 279
- Deferred income taxes (note 14)	(1,007)	(333)	(225)
Depreciation of property, plant and equipment and amortization of licenses	5,063	6,258	7,837
Inventories	(3,025)	28	(6,130)
Accounts payable and accrued liabilities	24,960	22,661	(3,493)
Other non-current liabilities	339	779	932
Time deposits		1,500	(1,500)
Net cash provided by operating activities from continuing operations	(15,364)	4,933	(9,004)
Net cash provided by operating activities	(15,459)	4,211	(10,127)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale		(1,541)	(1,403)
Decrease in cash and cash equivalents, including cash classified within current assets held for sale		(26,041)	(17,224)
Decrease in cash and cash equivalents, including cash from discontinued operation	(143)	(82)	(500)
Cash and cash equivalents, beginning of year	$ 63,834	89,793	106,517
Scenario, Previously Reported [Member]
Income (loss) from continuing operations		515	1,188
- Deferred income taxes (note 14)		(518)	(162)
Depreciation of property, plant and equipment and amortization of licenses		6,249	7,829
Inventories		10
Accounts payable and accrued liabilities		22,524	(3,999)
Other non-current liabilities		333	454
Time deposits		0	0
Net cash provided by operating activities from continuing operations		3,383	(7,524)
Net cash provided by operating activities		2,661	(8,647)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale		(1,491)	(1,383)
Decrease in cash and cash equivalents, including cash classified within current assets held for sale		(27,541)	(15,724)
Decrease in cash and cash equivalents, including cash from discontinued operation		(27,459)	(15,224)
Cash and cash equivalents, beginning of year		91,293	91,293
Restatement Adjustment [Member]
Income (loss) from continuing operations		(744)	(909)
- Deferred income taxes (note 14)		185	(63)
Depreciation of property, plant and equipment and amortization of licenses		9	8
Inventories		18
Accounts payable and accrued liabilities		137	506
Other non-current liabilities		446	478
Time deposits		1,500	(1,500)
Net cash provided by operating activities from continuing operations		1,550	(1,480)
Net cash provided by operating activities		1,550	(1,480)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale		(50)	(20)
Decrease in cash and cash equivalents, including cash classified within current assets held for sale		1,500	(1,500)
Decrease in cash and cash equivalents, including cash from discontinued operation		1,500	(1,500)
Cash and cash equivalents, beginning of year		$ (1,500)	$ (1,500)